Non-Cash Transactions - Investing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Increase in property, plant and equipment	$ 128,230	$ 145,000	$ 181,631
Changes in prepayment for equipment	(109)	(3,327)	(3,844)
Changes in payable for purchases of equipment	(382)	2,596	(1,463)
Payments for property, plant and equipment	$ 127,739	$ 144,269	$ 176,324